Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
15. Stock-Based Compensation
2008 Stock Incentive Plan
The 2008 Stock Incentive Plan (the “2008 Plan”) provided for the Company to grant options and restricted stock awards (“RSAs”). From and after the effective date of the 2014 Stock Incentive Plan, the Company ceased granting awards under the 2008 Plan. However, the 2008 Plan continues to govern the terms and conditions of the outstanding awards previously granted thereunder. Shares of common stock underlying any awards that are forfeited, cancelled, repurchased, or otherwise terminated by the Company under the 2008 Plan will be added back to the shares available for issuance under the 2021 Incentive Award Plan.
2014 Stock Incentive Plan
The 2014 Stock Incentive Plan (the “2014 Plan”) provided for the Company to grant options, stock appreciation rights, restricted stock, restricted stock units (“RSUs”) and other stock-based awards. From and after the effective date of the 2021 Incentive Award Plan, the Company ceased granting awards under the 2014 Plan. However, the 2014 Plan continues to govern the terms and conditions of the outstanding awards previously granted thereunder. Shares of common stock underlying any awards that are forfeited, cancelled, repurchased, or otherwise terminated by the Company under the 2014 Plan will be added back to the shares available for issuance under the 2021 Incentive Award Plan.
2021 Incentive Award Plan
On September 16, 2021, the 2021 Incentive Award Plan (the “2021 Plan”) became effective. The 2021 Plan provides for the grant of stock options, including incentive stock options (“ISOs”) and nonqualified stock options, stock appreciation rights, restricted stock, dividend equivalents, RSUs and other stock or cash-based awards to employees, consultants and directors of New Ginkgo and its subsidiaries.
The aggregate number of shares of common stock available for issuance under the 2021 Plan, which may be issued as Class A common stock and/or Class B common stock, was initially 200,440,957 shares. As of September 30, 2021, 200,386,956 shares remain available for future issuance under the 2021 Plan. The number of shares of common stock reserved for issuance under the 2021 Plan will automatically increase for ten years on January 1 of each year, starting on January 1, 2022, in an amount equal to the lesser of (a) 4.0% of the aggregate number of shares of common stock outstanding on the final day of the immediately preceding calendar year and (b) such smaller number of shares as is determined by the Board. The maximum number of shares of common stock that may be issued pursuant to the exercise of incentive stock options granted under the 2021 Plan will be 200,000,000 shares.
2021 Employee Stock Purchase Plan
On September 16, 2021, the 2021 Employee Stock Purchase Plan (the “ESPP”) became effective. The ESPP authorizes (i) the grant of options that are intended to qualify for favorable U.S. federal tax treatment under Section 423 of the Internal Revenue Code of 1986 (the “Section 423 Component”) and (ii) the grant of options that are not intended to be tax-qualified
(the
“Non-Section
423 Component”). All of the Company’s employees are expected to be eligible to participate in the ESPP. However, with respect to the Section 423 Component, an employee may not be granted rights to purchase stock under the ESPP if the employee, immediately after the grant, would own (directly or through attribution) stock possessing 5% or more of the total combined voting power or value of all classes of the Company’s common stock.
The ESPP permits the Company to deliver up to 20,000,000 shares of common stock pursuant to awards issued under the ESPP, which may be Class A common stock and/or Class B common stock. The number of shares of common stock reserved for issuance under the ESPP will automatically increase each January 1, beginning on January 1, 2022, by an amount equal to the lesser of (a) 1% of the aggregate number of shares of common stock outstanding on the final day of the immediately preceding calendar year and (b) such smaller number of shares as is determined by the Board, provided that no more than 100,000,000 shares may be issued under the Section 423 Component. Prior to or in connection with issuing any shares of common stock under the ESPP, the ESPP administrator may convert awards covering shares of Class B common stock to Class A common stock. As of September 30, 2021, no awards have been granted under the ESPP.
Stock Options
During the nine months ended September 30, 2021, the Company granted options with an aggregate fair value of $14.9 million. No stock options were granted during the nine months ended September 30, 2020.
A summary of stock option activity for the nine months ended September 30, 2021 is presented below:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (1)
			(in years)	(in thousands)
Outstanding as of December 31, 2020	33,354,871	$0.02	3.20	$386,017
Granted	1,664,251	0.50
Exercised	(4,225,189)	0.01
Forfeited	(1,594,820)	0.02

Outstanding as of September 30, 2021	29,199,113	0.04	2.43	337,104

Exercisable as of September 30, 2021	29,129,682	$0.02	2.41	$337,092

(1)
The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the underlying stock options and the estimated fair value of the common stock for those stock options that had exercise prices lower than the estimated fair value of the common stock as of September 30, 2021 and December 31, 2020.

The aggregate intrinsic value of stock options exercised during the nine months ended September 30, 2021 and 2020 was $48.9 million and $15.1 million, respectively. The weighted-average fair value of options granted during the nine months ended September 30, 2021 was $8.97 per share and was calculated using the following estimated assumptions:

Nine Months Ended September 30, 2021
Risk-free interest rate	0.11%
Expected dividend yield	0%
Expected volatility	88.6%
Expected term	0.96 years
Restricted Stock Units
Under the 2014 Plan, RSUs granted to employees are subject to two vesting conditions: (i) a service-based vesting condition under which the awards vest based on continued service over a period of time, and (ii) a performance-based vesting condition whereby the awards vest based on a liquidity event in the form of either a change of control or an initial public offering, each as defined in the 2014 plan. Under the 2021 Plan, RSUs granted to employees are subject to a service-based vesting condition only.
A summary of the RSU activity during the nine months ended September 30, 2021 is presented below:

	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested as of December 31, 2020	124,932,207	$1.74
Granted	132,512,654	8.78
Forfeited	(3,190,719)	3.97

Nonvested as of September 30, 2021	254,254,142	$5.38

The weighted average remaining contractual term for the nonvested RSUs as of September 30, 2021 was 5.62 years. The weighted average grant date fair value of RSUs granted during the nine months ended September 30, 2021 and 2020 was $8.78 and $2.68 per share, respectively.
Restricted Stock Awards
A summary of the RSA activity during the nine months ended September 30, 2021 is presented below:

	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested as of December 31, 2020	419,049	$1.99
Vested	(177,295)	1.99

Nonvested as of September 30, 2021	241,754	$1.99

The aggregate fair value of the RSAs that vested during the nine months ended September 30, 2021 and 2020 was $0.4 million.
Stock-Based Compensation
Stock-based compensation expense was allocated as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Research and development	$20	$21	$60	$66
General and administrative	107	97	14,704	292

Total	$127	$118	$14,764	$358

During the nine months ended September 30, 2021 and 2020, the Company recognized $14.8 million and $0.4 million, respectively, of stock-based compensation expense related to stock options and RSAs. The Company has not recognized any stock-based compensation expense related to RSUs as of September 30, 2021 as satisfaction of the performance-based vesting condition was not deemed probable. As of September 30, 2021, total unrecognized stock-based compensation expense related to RSUs was $1,369.0 million.

As of September 30, 2021, total unrecognized stock-based compensation expense related to stock options was $0.5 million and is expected to be recognized over a weighted-average period of 2.46 years. As of September 30, 2021, total unrecognized stock-based compensation expense related to RSAs was $0.5 million and is expected to be recognized over a weighted-average period of 1.21 years.

14.	Stock-Based Compensation
In 2008, the Company adopted the 2008 Stock Incentive Plan (the “2008 Plan”), in 2014 the Company adopted the 2014 Stock Incentive Plan (the “2014 Plan”) and in 2021 the Company adopted the 2021 Incentive Award Plan (the “2021 Plan”, collectively with the 2008 Plan and the 2014 Plan, the “Plans”). Pursuant to the 2021 Plan, the Company may grant incentive and nonqualified stock options, RSUs, RSAs and other stock-based awards to employees, officers, directors, consultants, and advisors. No additional awards may be granted under the 2008 Plan or the 2014 Plan. The Plans are administered by the board of directors or the compensation committee of the board of directors. The shares of common stock underlying any awards that are forfeited, cancelled, repurchased, or otherwise terminated by the Company under the Plans will be added back to the shares available for issuance under the 2021 Plan. As of December 31, 2020, the maximum number of shares of common stock that are reserved for issuance under the 2008 and 2014 Plans is
48,033,713 and 130,759,452, respectively, of which no shares and 4,783,479 shares of common stock are available for future issuance under the 2008 Plan and 2014 Plan, respectively.
Stock Options
As of December 31, 2020, the Company has only issued stock option awards under the 2008 Plan, of which all were granted prior to January 1, 2019 and had a ten-year
contractual term. Upon stock option exercise, the Company issues new shares and delivers them to the participant.

A summary of stock option activity under the 2008 Plan is presented below:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value(1)
			(in years)	(in thousands)
Outstanding as of December 31, 2019	35,276,812	$0.02	4.20	$79,915
Exercised	(1,921,941)	0.02

Outstanding as of December 31, 2020	33,354,871	$0.02	3.20	$131,370

Exercisable as of December 31, 2020	33,354,871	$0.02	3.20	$131,370

(1) The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the underlying stock options and the estimated fair value of the common stock for those stock options that had exercise prices lower than the estimated fair value of the common stock as of December 31, 2020 and 2019.
The aggregate intrinsic value of stock options exercised during the years ended December 31, 2020 and 2019 was $5.3 million and $1.1 million, respectively. No stock options were granted during the years ended December 31, 2020 and 2019.
Restricted Stock Units
The Company has granted RSUs to employees and
non-employees
under the 2014 Plan which are subject to two vesting conditions: (i) a service-based vesting condition under which the awards vest based on continued service over a period of time, and (ii) a performance-based vesting condition whereby the awards vest based on a liquidity event in the form of either a change of control or an initial public offering, each as defined in the 2014 Plan. RSUs awarded to new hires generally vest based on service over four years from the date of hire with 25% vesting on the first anniversary of the date of hire, and the remaining on a pro rata basis each month over the next three years. Additional RSU grants generally vest based on service in equal monthly installments over a four-year term. Both new hire and additional RSU grants are also subject to the performance-based vesting condition. Employees are able to retain RSUs vested with respect to the service condition upon departure, and such RSUs remain subject to the performance-based vesting condition. RSUs issued under the 2014 Plan expire seven years from the date of grant.
A summary of the RSU activity under the 2014 Plan is presented below:

	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested as of December 31, 2019	70,119,944	$0.99
Granted	57,184,567	2.68
Forfeited	(2,372,304)	1.89

Nonvested as of December 31, 2020	124,932,207	$1.74

The weighted average remaining contractual term for the nonvested RSUs as of December 31, 2020 was 5.13 years. The weighted average grant date fair value of the RSUs granted during the year ended December 31, 2019 was $1.78 per share.

Restricted Stock Awards
The Company has granted RSAs to employees and consultants under the 2014 Plan with a service-based condition that generally vest in equal monthly installments over a four-year term.
A summary of the RSA activity under the 2014 Plan is presented below:

	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested as of December 31, 2019	675,887	$1.99
Vested	(256,838)	1.99

Nonvested as of December 31, 2020	419,049	$1.99

The aggregate fair value of the RSAs that vested during the years ended December 31, 2020 and 2019 was $0.5 million and $0.7 million, respectively.
Stock-Based Compensation
Stock-based compensation expense was allocated as follows (in thousands):

	Years Ended December 31,
	2020	2019
Research and development	$79	$64
General and administrative	397	707

Total	$476	$771

During the years ended December 31, 2020 and 2019, the Company recognized $0.5 million and $0.8 million, respectively, in stock-based compensation expense related to the RSAs. The Company has not recognized any stock-based compensation expense related to the RSUs as of December 31, 2020 as satisfaction of the performance-based vesting condition was not deemed probable. All outstanding stock options were fully vested prior to January 1, 2019 and, accordingly, no stock-based compensation expense was recognized for these awards during the years ended December 31, 2020 and 2019.
As of December 31
, 2020, total unrecognized stock-based compensation expense related to the RSUs and RSAs was $218.0 million and $0.8 million, respectively. The total unrecognized stock-based compensation expense related to the RSAs will be recognized over a weighted average period of 1.88 years.